Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Oct. 01, 2025	Jun. 01, 2025	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,599,113			€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,142,298			3,367,111
Property, plant and equipment	3,486,293			3,646,126
Right-of-use assets	3,013,502			3,612,456
Goodwill	13,571,394	€ 13,585,362	€ 14,035,273	15,170,652	€ 14,227,152
Total assets	31,002,333			33,566,579		€ 33,929,808
Accounts payable to unrelated parties	737,595			904,278
Total liabilities	16,719,524			17,798,066
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents				5,141
Trade accounts and other receivables from unrelated parties				27,085
Property, plant and equipment				16,346
Right-of-use assets				5,915
Goodwill				92,557
Other	3,595			13,969
Total assets	3,595			161,013
Accounts payable to unrelated parties				1,628
Lease liabilities				6,097
Provisions and other liabilities				19,786
Total liabilities				27,511
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ 0			€ (44,693)		€ (4,230)